Income taxes - Summary of key factors affecting income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Earnings from continuing operations before income tax	$ 435,394	$ 163,365
Canadian statutory tax rate	27.00%	27.00%
Tax expense on net earnings at Canadian statutory tax rate	$ 117,556	$ 44,109
Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(4,627)	1,143
Increase in Turkish income tax rate	0	22,589
Turkish investment tax credits and other benefits	(28,496)	(22,001)
Québec mineral tax	42,701	22,518
Non-tax effected temporary differences and operating losses	(19,118)	(4,383)
Non-deductible expenses and non-taxable income	(10,107)	(96)
Flow-through share renouncement	3,539	3,500
Turkish earthquake relief tax	0	4,348
Turkish inflation benefit	(40,492)	(59,361)
Foreign exchange related to the weakening of the Turkish lira	33,004	51,205
Foreign exchange and other translation adjustments	18,819	(9,608)
Future and current withholding tax on foreign income dividends	20,329	6,723
Other	1,650	(3,111)
Income tax expense	$ 134,758	$ 57,575